Investments in Affiliates	6 Months Ended
Dec. 31, 2025
Investments in Affiliates [Abstract]
Investments in affiliates

(8) Investments in affiliates

Investments in affiliate consist of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Yanbense Food Technology (Shenzhen) Co., Ltd.	-	242
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	113,020
Total	-	113,262

As of December 31, 2025, investments in affiliate primarily consist of the Group’s 40% equity interest in Yanbense Food Technology (Shenzhen) Co., Ltd. and 49% equity interest in Qingdao Huiju Laixi Intelligent Technology Co., Ltd., which are accounted for using the equity method. The Group recorded an investment loss of nil and an investment loss of RMB1,225 in share of loss of affiliates in the consolidated statement of operations and comprehensive loss for the six months ended December 31, 2024 and 2025, respectively. No impairment has been recorded on the investments accounted for under equity method for six months ended December 31, 2024 and 2025.